UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	September 30, 2003

Check here if Amendment	( ) ;    Amendment Number:
This Amendment(Check only one.)( )is a restatment.
		                     ( )adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wintrust Financial Corp.
Address:		727 North Bank Lane
			Lake Forest, IL 60045
13F file number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James F. Duca
Title:		Executive Vice President
Phone:		1-800-621-4477
Signature, Place and Date of Signing:

/S/  James F. Duca Lake Forest, IL  November 14, 2003

Report Type (Check only one.):

(  )	13F HOLDINGS REPORT.
(  )	13F NOTICE.
(x )	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: Wayne Hummer Asset Mgmt Co
						   Wayne Hummer Trust Company

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:	443

Form 13F Information Table Value Total:	$690,790,000
List of Other Included Managers: Wayne Hummer Asset Management Company 28-05229
                                 Wayne Hummer Trust Company